Aug. 31, 2025
Neuberger Commodity Strategy ETF
GOAL
The Fund seeks total return.
Fees and Expenses
These tables below describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management fees of Fund and Subsidiary (as defined below)	0.59
Total other expenses	0.17
Other expenses of Fund	0.03
Other expenses of Subsidiary	0.14
Total annual operating expenses	0.76
Fee waivers and/or expense reimbursement	0.11
Total annual operating expenses after fee waivers and/or expense reimbursement[1]	0.65
[1]
Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of the Fund so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“Operating Expenses”) of the Fund are limited to 0.64% of average net assets. This undertaking lasts until 8/31/2029 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Manager for fees and expenses waived or reimbursed for the Fund, including those fees and expenses waived or reimbursed for the predecessor fund, Neuberger Berman Commodity Strategy Fund, provided that repayment does not cause annual Operating Expenses to exceed 0.64% of the Fund’s average net assets. Any such repayment must be made within three years after the year in which the Manager incurred the expense. For purposes of the contractual expense limitation, Operating Expenses shall be deemed to include the Operating Expenses of the Fund’s wholly owned Cayman Islands subsidiary (see the “Principal Investment Strategies” section).

Expense Example
The expense example can help you compare costs among funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table. Actual performance and expenses may be higher or lower.

1 Year	3 Years	5 Years	10 Years
$66	$208	$388	$910

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 102% of the average value of its portfolio.

Principal Investment Strategies
The Fund seeks to achieve its goal by investing under normal circumstances in commodity-linked derivative instruments and fixed income instruments. Commodities are assets such as oil, natural gas, agricultural products or metals.
The Fund seeks to gain long and short exposure to the commodity markets by investing, directly or indirectly, in futures contracts on individual commodities and other commodity-linked derivative instruments. The performance of these commodity-linked derivative instruments is expected to correspond to the performance of the commodity underlying the derivative instrument, without requiring the Fund to invest directly in commodities. Although the Fund may make these investments in commodity-linked derivative instruments directly, the Fund expects to gain exposure to these investments primarily by investing in a wholly owned subsidiary of the Fund formed in the Cayman Islands (“Subsidiary”).
The Subsidiary is managed by Neuberger Berman Investment Advisers LLC and has the same investment goal as the Fund. The Subsidiary may invest without limitation in commodity-linked derivative instruments. The Subsidiary also may invest in fixed income securities, cash or cash equivalent instruments, or money market mutual funds, some of which may serve as collateral for the Subsidiary’s derivative instruments. The Fund will not invest more than 25% of the value of its total assets in the Subsidiary at the end of any quarter of its taxable year.
In managing the Fund’s commodity investments, the Portfolio Managers seek to identify investment opportunities using quantitative investment models and fundamental analyses with an emphasis on risk management in an attempt to take advantage of both short-term and long-term opportunities in commodity markets. By managing a broadly diversified portfolio of commodity investments with an active investment approach, the Portfolio Managers seek to provide investors with an investment vehicle whose returns are not highly correlated with other major asset classes. The Fund may take short positions in commodities. These shorts, bought as derivatives, either anticipate price declines or serve as hedging strategies for risk management.
The Portfolio Managers will use various quantitative models employing strategies intended to identify investment opportunities and determine portfolio weightings in different commodity sectors and markets. These strategies include: (i) a risk-balancing strategy that considers the total portfolio risk the Portfolio Managers believe to be associated with each commodity; (ii) a strategy that endeavors to assess top down macro variables among various commodity sectors (such as, energy, industrial, metals, including industrial and strategic metals (e.g., uranium) and precious metals, agricultural, livestock and softs (e.g., sugar, cotton, cocoa and coffee)); and/or (iii) a strategy that endeavors to assess the outlook for individual commodities within each commodity sector.
From time to time, the Fund’s investment program may emphasize a particular sector of the commodities markets. If the Fund emphasizes one or more sectors the performance of your investment in the Fund will likely be affected by events affecting the performance of those sectors. Additional information about certain risks related to the various commodities market sectors are summarized under “Additional Information about Principal Investment Risks” in the Prospectus.
The Fund’s fixed income investments will be primarily in investment grade fixed income securities and are intended to provide liquidity and preserve capital and may serve as collateral for the Fund’s derivative instruments. These may include fixed income securities issued by the U.S. government and its agencies and instrumentalities, mortgage-backed securities, asset-backed securities, and securities issued by corporations or trust entities as well as floating rate securities. The Fund considers fixed income securities to be investment grade if, at the time of investment, they are rated within the four highest categories by at least one independent credit rating agency or, if unrated, are determined by the Portfolio Managers to be of comparable quality. The Fund also aims to keep the duration of the fixed income portfolio short.
The Fund may invest in cash or cash equivalent instruments. Because the Fund will use derivatives to gain exposure to commodities, and because derivatives may not require the Fund to deposit the full notional amount of the investment, the Fund may invest a significant amount of its assets in money market mutual funds or other fixed income investments, as described above. In relation to this Fund, notional refers to the total value of the Fund’s aggregate positions. The Fund’s (and the Subsidiary’s) use of commodity-linked derivative instruments to obtain long and short exposure to the commodity markets may result in leverage, which amplifies the risks that are associated with the commodities underlying the derivative instruments. The Fund’s aggregate investment exposure, as measured on a notional basis, may be greater than 100% of the Fund’s total assets from time to time.
Although the Fund invests primarily in domestic securities and other instruments, it may also invest in foreign securities and other foreign instruments, which may be denominated in any currency.
In an effort to achieve its goal, the Fund may engage in active and frequent trading.

PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund. The Fund commenced operations after the assets of another investment company, Neuberger Berman Commodity Strategy Fund (the predecessor fund), were transferred to the Fund in a tax-free reorganization as of the close of business on October 21, 2022. The Fund adopted the performance history of its predecessor fund. The information shown below prior to October 21, 2022 is for the predecessor fund. The bar chart shows how the Fund’s performance has varied from year to year. The table below the bar chart shows what the returns would equal if you averaged out actual performance over various lengths of time and compares the returns with the returns of a broad based market index and additional indices. The broad-based market index is required by regulation. The additional index or indices have characteristics relevant to the Fund’s investment strategy. The indices are described in “Descriptions of Indices” in the prospectus.
Returns would have been lower if the Manager had not reimbursed certain expenses and/or waived a portion of the investment management fees, including those of the predecessor fund, during certain of the periods shown.
While the Fund’s shares would have substantially similar annual returns to the Institutional Class shares of the predecessor fund, their performance may differ from that shown because the Fund has lower expenses than the predecessor fund’s Institutional Class shares. Performance for the Fund’s Shares has not been adjusted to reflect the Fund’s Shares’ lower expenses than those of the predecessor fund’s Institutional Class shares. Performance for the predecessor fund is based on the NAV per share of the predecessor fund shares rather than on market-determined prices.
Past performance (before and after taxes) is not a prediction of future results. Visit www.nb.com/ETF or call 800-366-6264 for updated performance information.

year-by-year % Returns as of 12/31 each year

Best quarter:	Q1 2022	22.68%
Worst quarter:	Q1 2020	-28.26%
Year to Date performance as of:	09/30/2025	12.42%

average annual total % returns as of 12/31/2024
Commodity Strategy ETF
Commodity Strategy ETF	1 Year	5 Years	10 Years
Return Before Taxes	6.47	8.37	2.92
Return After Taxes on Distributions	4.29	3.22	0.10
Return After Taxes on Distributions and Sale of Fund Shares	3.82	3.11	0.39
MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)	17.49	10.06	9.23
Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)	5.38	6.77	1.28

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Return After Taxes on Distributions and
Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.